                                                  1933 Act File No. 33-41004
                                                  1940 Act File No. 811-6307

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    X

    Pre-Effective Amendment No.       ..............     ___

    Post-Effective Amendment No. __21_ .............       X

                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No. _18_ .............................       X

              FEDERATED LIMITED DURATION GOVERNMENT FUND, INC.

                  (Address of Principal Executive Offices)

                               (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                         Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 X  immediately upon filing pursuant to paragraph (b)
    on                 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:
    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                 Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

Federated Investors
World-Class Investment Manager

Federated Limited Duration Government Fund, Inc.

PROSPECTUS

April 30, 2004

INSTITUTIONAL SHARES

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A mutual fund seeking total return by investing its assets in U.S. government and government agency securities, including mortgage-backed securities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 12

What Do Shares Cost? 13

How is the Fund Sold? 14

How to Purchase Shares 14

How to Redeem Shares 16

Account and Share Information 19

Who Manages the Fund? 20

Legal Proceedings 21

Financial Information 23

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide total return. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio of securities (both realized and unrealized appreciation); and (2) income from its portfolio of securities. The Fund's investment adviser (Adviser) expects that income will comprise the largest component of total return. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund pursues its investment objective by investing exclusively in securities that are issued or guaranteed by the U.S. government and its agencies or instrumentalities, including mortgage-backed securities that are issued by U.S. government agencies or instrumentalities. Although the value of the Fund's Shares will fluctuate, the Adviser will seek to manage the magnitude of the fluctuation by limiting the Fund's dollar-weighted average duration to within 20% of the duration of the Lehman Brothers 1-3 Year Government Index. Duration measures the price sensitivity of a fixed income security to changes in interest rates. The Fund limits its investments to those that would enable it to qualify as a permissible investment for federal credit unions.

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The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.
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  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities.
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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The Fund's Institutional Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

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The Fund's Institutional Shares total return for the three-month period from January 1, 2004 to March 31, 2004 was 0.87%.

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Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 3.11% (quarter ended September 30, 2001). Its lowest quarterly return was 0.15% (quarter ended September 30, 2003).

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Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown for Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-3 Year Government Index (LB1-3G), a broad-based market index tracking U.S. government securities. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2003)

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	1 Year	Start of Performance[1]
Fund:
Return Before Taxes	1.84%	5.55%
Return After Taxes on Distributions[2]	1.05%	3.92%
Return After Taxes on Distributions and Sale of Fund Shares[2]	1.19%	3.73%
LB1-3G	2.01%	6.09%

1 The Fund's Institutional Shares start of performance was September 11, 2000.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED LIMITED DURATION GOVERNMENT FUND, INC.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reimbursement)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses[4]	0.36%
Total Annual Fund Operating Expenses	1.01%

1 Although not contractually obligated to do so, the Adviser, administrator and shareholder services provider waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended February 29, 2004.

Total Waivers and Reimbursement of Fund Expenses	0.71%
Total Actual Annual Fund Operating Expenses (after waivers and reimbursement)	0.30%

2 The Adviser has voluntarily waived the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended February 29, 2004.

3 The shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.00% for the fiscal year ended February 29, 2004.

4 The administrator voluntarily waived a portion of its fee and the Adviser voluntarily reimbursed certain operating expenses of the Fund. The administrator and Adviser can terminate this voluntary waiver and reimbursement at any time. Total other operating expenses paid by the Fund (after the voluntary waiver and reimbursement) were 0.30% for the fiscal year ended February 29, 2004.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers and reimbursement as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$103

3 Years	$322

5 Years	$558

10 Years	$1,236

What are the Fund's Investment Strategies?

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The Fund invests exclusively in a diversified portfolio of direct obligations of the U.S. government, its agencies or instrumentalities, including mortgage-backed securities issued by U.S. government agencies or instrumentalities. The Adviser actively manages the Fund's portfolio, seeking to limit fluctuation in the Fund's Share price due to changes in market interest rates, while selecting investments that should offer enhanced returns based on the Adviser's analysis of economic and market conditions. Although, unlike a money market fund, the value of the Fund's Shares will fluctuate, the Adviser attempts to limit fluctuation by managing the dollar-weighted average duration within 20% of the duration of the Lehman Brothers 1-3 Year Government Index. The Adviser then seeks higher returns, through security selection, than are possible in a portfolio limited by the maturity constraints of a money market fund.

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The Adviser may seek to increase the Fund's total return by lengthening or shortening duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration. If the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates in particular will be successful.

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In addition to managing the Fund's portfolio duration, the Adviser seeks to enhance the Fund's total return through its allocation of the Fund's holdings between U.S. government, government agency and mortgage-backed securities. Mortgage-backed securities generally offer higher yields versus other government securities of comparable duration in order to compensate for prepayment risk. Prepayment risk is the unscheduled partial or complete payment of the principal outstanding on the underlying mortgage loans by the homeowners. The Adviser attempts to limit prepayment risk by selecting those mortgage-backed securities with characteristics which make prepayments less likely.

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The Adviser increases the portfolio's government agency and mortgage-backed securities components when, in the opinion of the Adviser, they offer an attractive current and expected yield "spread" versus Treasury securities. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with comparable average life.) The Adviser may also attempt to take advantage of current and potential yield differentials existing from time to time between various government agency and mortgage-backed securities in order to increase the Fund's return.

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The Adviser may use collateralized mortgage obligations (CMOs) with relatively predictable cash flows (such as sequential pay, planned amortization class and targeted amortization class) to reduce prepayment risk. CMOs in which the Fund invests are issued by agencies or instrumentalities of the U.S. government.

Because the Fund refers to government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government investments.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests:

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Mortgage-Backed Securities

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Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interest in pools of adjustable rate mortgages are know as ARMs.

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Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is pass- through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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Collateralized Mortgage Obligations

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CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class.

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SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACS, TACS AND COMPANION CLASSES

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

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The degree of prepayment risk of CMOs depends upon the structure of the CMOs. However, the actual returns of any type of mortgage-backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

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Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

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Other GSEs receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

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A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation. Investors regard agency securities as having low credit risks, but not as low as U.S. Treasury securities.

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A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

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SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAs)

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As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

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Dollar Rolls

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Dollar rolls are transactions where the Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. Dollar rolls are subject to interest rate and credit risks.

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Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

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Securities Lending

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The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

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The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

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Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

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Securities lending activities are subject to interest rate and credit risks.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

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Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding mortgage-backed securities.

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For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

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Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed income securities.

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Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

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What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $100,000. The required minimum subsequent investment amount is $100.

An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund offers two Share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.
  You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

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Make your check payable to The Federated Funds, note your account number on the check, and send it to:

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Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

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If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

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Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

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You may redeem Shares by sending a written request to the Fund.

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You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

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ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

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The Board of Directors (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

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Susan M. Nason

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Susan M. Nason has been the Fund's Portfolio Manager since September 2000. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

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Todd A. Abraham

Todd A. Abraham has been the Fund's Portfolio Manager since October 1995. He is Vice President of the Fund. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Legal Proceedings

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Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the Securities and Exchange Commission, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Feder ated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

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Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are r eviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2004	2003	2002	2001 [1]
Net Asset Value, Beginning of Period	$9.77	$9.60	$9.52	$9.30
Income From Investment Operations:
Net investment income	0.20	0.32	0.51	0.28
Net realized and unrealized gain (loss) on investments	(0.01)	0.17	0.08	0.23

TOTAL FROM INVESTMENT OPERATIONS	0.19	0.49	0.59	0.51

Less Distributions:
Distributions from net investment income	(0.21)	(0.32)	(0.51)	(0.29)

Net Asset Value, End of Period	$9.75	$9.77	$9.60	$9.52

Total Return[2]	1.92%	5.21%	6.33%	5.51%

Ratios to Average Net Assets:

Expenses	0.30%	0.30%	0.30%	0.36%[3]

Net investment income	2.12%	3.35%	5.08%	6.30%[3]

Expense waiver/reimbursement[4]	0.71%	0.76%	0.82%	0.73%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$19,978	$43,513	$7,290	$2,416

Portfolio turnover	116%	110%	71%	150%

1 Reflects operations for the period from September 11, 2000 (date of initial public investment) to February 28, 2001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated February 29, 2004, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated April 30, 2004, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's Internet site at www.federatedinvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated Limited Duration Government Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6307

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

Cusip 314213109

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25745 (4/04)

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Federated Investors
World-Class Investment Manager

Federated Limited Duration Government Fund, Inc.

PROSPECTUS

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April 30, 2004

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INSTITUTIONAL SERVICE SHARES

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A mutual fund seeking total return by investing its assets in U.S. government and government agency securities, including mortgage-backed securities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 11

What Do Shares Cost? 12

How is the Fund Sold? 12

How to Purchase Shares 13

How to Redeem Shares 15

Account and Share Information 17

Who Manages the Fund? 18

Legal Proceedings 19

Financial Information 20

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide total return. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio of securities (both realized and unrealized appreciation); and (2) income from its portfolio of securities. The Fund's investment adviser (Adviser) expects that income will comprise the largest component of total return. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund pursues its investment objective by investing exclusively in securities that are issued or guaranteed by the U.S. government and its agencies or instrumentalities, including mortgage-backed securities that are issued by U.S. government agencies or instrumentalities. Although the value of the Fund's Shares will fluctuate, the Adviser will seek to manage the magnitude of the fluctuation by limiting the Fund's dollar-weighted average duration to within 20% of the duration of the Lehman Brothers 1-3 Year Government Index. Duration measures the price sensitivity of a fixed income security to changes in interest rates. The Fund limits its investments to those that would enable it to qualify as a permissible investment for federal credit unions.

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The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

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  Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.
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  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities.
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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

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The Fund's Institutional Service Shares total return for the three-month period from January 1, 2004 to March 31, 2004 was 0.81%.

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Within the period shown in the bar chart, the Fund's Institutional Service Shares highest quarterly return was 3.18% (quarter ended March 31, 1995). Its lowest quarterly return was (0.53)% (quarter ended June 30, 1994).

Average Annual Total Return Table

Return Before Taxes is shown. In addition, Return After Taxes is shown for Fund's Institutional Service Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-3 Year Government Index (LB1-3G), a broad-based market index tracking U.S. government securities. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2003)

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	1 Year	5 Years	10 Years
Fund:
Return Before Taxes	1.59%	5.02%	4.83%
Return After Taxes on Distributions[1]	0.88%	3.29%	2.87%
Return After Taxes on Distributions and Sale of Fund Shares[1]	1.03%	3.20%	2.87%
LB1-3G	2.01%	5.51%	5.73%

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1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED LIMITED DURATION GOVERNMENT FUND, INC.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reimbursement)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee[3]	0.25%
Shareholder Services Fee	0.25%
Other Expenses[4]	0.36%
Total Annual Fund Operating Expenses	1.26%

1 Although not contractually obligated to do so, the Adviser, administrator and distributor waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended February 29, 2004.

Total Waivers and Reimbursement of Fund Expenses	0.71%
Total Actual Annual Fund Operating Expenses (after waivers and reimbursement)	0.55%

2 The Adviser has voluntarily waived the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the fiscal year ended February 29, 2004.

3 The distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.00% for the fiscal year ended February 29, 2004.

4 The administrator voluntarily waived a portion of its fee and the Adviser voluntarily reimbursed certain operating expenses of the Fund. The administrator and Adviser can terminate this voluntary waiver and reimbursement at any time. Total operating expenses paid by the Fund (after the voluntary waiver and reimbursement) were 0.30% for the fiscal year ended February 29, 2004.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers and reimbursement as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$128

3 Years	$400

5 Years	$692

10 Years	$1,523

What are the Fund's Investment Strategies?

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The Fund invests exclusively in a diversified portfolio of direct obligations of the U.S. government, its agencies or instrumentalities, including mortgage-backed securities issued by U.S. government agencies or instrumentalities. The Adviser actively manages the Fund's portfolio, seeking to limit fluctuation in the Fund's Share price due to changes in market interest rates, while selecting investments that should offer enhanced returns based on the Adviser's analysis of economic and market conditions. Although, unlike a money market fund, the value of the Fund's Shares will fluctuate, the Adviser attempts to limit fluctuation by managing the dollar-weighted average duration within 20% of the duration of the Lehman Brothers 1-3 Year Government Index. The Adviser then seeks higher returns, through security selection, than are possible in a portfolio limited by the maturity constraints of a money market fund.

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The Adviser may seek to increase the Fund's total return by lengthening or shortening duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration. If the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates in particular will be successful.

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In addition to managing the Fund's portfolio duration, the Adviser seeks to enhance the Fund's total return through its allocation of the Fund's holdings between U.S. government, government agency and mortgage-backed securities. Mortgage-backed securities generally offer higher yields versus other government securities of comparable duration in order to compensate for prepayment risk. Prepayment risk is the unscheduled partial or complete payment of the principal outstanding on the underlying mortgage loans by the homeowners. The Adviser attempts to limit prepayment risk by selecting those mortgage-backed securities with characteristics which make prepayments less likely.

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The Adviser increases the portfolio's government agency and mortgage-backed securities components when, in the opinion of the Adviser, they offer an attractive current and expected yield "spread" versus Treasury securities. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with comparable average life.) The Adviser may also attempt to take advantage of current and potential yield differentials existing from time-to-time between various government agency and mortgage-backed securities in order to increase the Fund's return.

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The Adviser may use collateralized mortgage obligations (CMOs) with relatively predictable cash flows (such as sequential pay, planned amortization class and targeted amortization class) to reduce prepayment risk. CMOs in which the Fund invests are issued by agencies or instrumentalities of the U.S. government.

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Because the Fund refers to government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government investments.

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TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests:

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Mortgage-Backed Securities

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Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interest in pools of adjustable rate mortgages are know as ARMs.

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Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is pass- through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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Collateralized Mortgage Obligations (CMOs)

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CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class.

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SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACS, TACS AND COMPANION CLASSES

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

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The degree of prepayment risk of CMOs depends upon the structure of the CMOs. However, the actual returns of any type of mortgage-backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

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Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

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Other GSEs receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

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A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation. Investors regard agency securities as having low credit risks, but not as low as U.S. Treasury securities.

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A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

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SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAs)

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As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

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Dollar Rolls

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Dollar rolls are transactions where the Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. Dollar rolls are subject to interest rate and credit risks.

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Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

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Securities Lending

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The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

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The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

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Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

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Securities lending activities are subject to interest rate and credit risks.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

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Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding mortgage-backed securities.

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For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

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Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed income securities.

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Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

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What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. The required minimum subsequent investment amount is $100.

An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund offers two Share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. All Share classes have different expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

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Make your check payable to The Federated Funds, note your account number on the check, and send it to:

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Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

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If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

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Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

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  through an investment professional if you purchased Shares through an investment professional; or
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  directly from the Fund if you purchased Shares directly from the Fund.
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THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

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You may redeem Shares by sending a written request to the Fund.

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You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

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ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

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The Board of Directors (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

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Susan M. Nason

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Susan M. Nason has been the Fund's Portfolio Manager since September 2000. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

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Todd A. Abraham

Todd A. Abraham has been the Fund's Portfolio Manager since October 1995. He is Vice President of the Fund. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

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ADVISORY FEES

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The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Legal Proceedings

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Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the Securities and Exchange Commission, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

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Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$9.77	$9.60	$9.52	$9.33	$9.43
Income From Investment Operations:
Net investment income	0.18	0.30	0.49	0.54	0.46
Net realized and unrealized gain (loss) on investments	(0.02)	0.17	0.08	0.20	(0.10)

TOTAL FROM INVESTMENT OPERATIONS	0.16	0.47	0.57	0.74	0.36

Less Distributions:
Distributions from net investment income	(0.18)	(0.30)	(0.49)	(0.55)	(0.46)

Net Asset Value, End of Period	$9.75	$9.77	$9.60	$9.52	$9.33

Total Return[1]	1.67%	4.95%	6.06%	8.22%	3.89%

Ratios to Average Net Assets:

Expenses	0.55%	0.55%	0.55%	0.86%	1.02%

Net investment income	1.87%	3.05%	5.07%	5.74%	4.76%

Expense waiver/reimbursement[2]	0.71%	0.76%	0.82%	0.59%	0.45%

Supplemental Data:

Net assets, end of period (000 omitted)	$76,813	$84,067	$82,462	$87,023	$108,918

Portfolio turnover	116%	110%	71%	150%	65%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated February 29, 2004, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated April 30, 2004, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's Internet site at www.federatedinvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated Limited Duration Government Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6307

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

Cusip 314213208

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25746 (4/04)

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FEDERATED LIMITED DURATION GOVERNMENT FUND, INC.
STATEMENT OF ADDITIONAL INFORMATION
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APRIL 30, 2004

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

This Statement of Additional Information (SAI) is not a
prospectus. Read this SAI in conjunction with the prospectuses for Federated Limited Duration Government Fund, Inc. (Fund),
dated April 30, 2004.

This SAI incorporates by reference the Fund's Annual Report.
Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

                               CONTENTS
                               How is the Fund Organized?
                               Securities in Which the Fund
                               Invests
                               What do Shares Cost?
                               How is the Fund Sold?
                               Subaccounting Services
                               Redemption in Kind
                               Account and Share Information
                               Tax Information
                               Who Manages and Provides
                               Services to the Fund?
                               How Does the Fund Measure
                               Performance?
                               Who is Federated Investors, Inc.?
                               Addresses
1071005B (4/04)

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HOW IS THE FUND ORGANIZED?

The Fund is a diversified open-end, management investment
company that was established under the laws of the State of
Maryland on March  20, 1991. The Fund changed its name from
Federated Adjustable Rate U. S.  Government Fund, Inc. to
Federated Limited Duration Government Fund, Inc. on September
7, 2000.

The Board of Directors (the Board) has established two classes of shares of the Fund, known as Institutional Shares and
Institutional Service Shares (Shares). This SAI relates to both classes of Shares. The Fund's investment adviser is Federated
Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or
distributions at a specified rate. The rate may be a fixed
percentage of the principal or adjusted periodically. In
addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income
securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a
security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may
change based upon the probability of an early redemption.
Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests:

Mortgage Backed Securities
Mortgage backed securities represent interests in pools of
mortgages. The mortgages that comprise a pool normally have
similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many
have extremely complicated terms. The simplest form of mortgage backed securities is pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an
underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through
certificates receive a pro rata share of all payments and
prepayments from the underlying mortgages. As a result, the
holders assume all the prepayment risks of the underlying
mortgages.

Adjustable Rate Mortgages (ARMs)
The Fund may invest in interests in pools of adjustable rate mortgages, which are known as ARMs.  While fixed rate mortgage securities have a stated interest rate, ARMs have periodic
adjustments in the interest rate on the underlying mortgages.
The adjustable rate feature of the mortgages underlying the
ARMs will help to limit sharp movements in the Fund's net asset value in response to normal fluctuations in interest rates. As interest rates on the mortgages underlying ARMs reset
periodically (for example, semi-annually or annually), the
yields of the ARMs held in the portfolio will gradually adjust to reflect the overall changes in interest rates.

Collateralized Mortgage Obligations (CMOs)
CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

Sequential CMOs
In a sequential pay CMO, one class of CMOs receives all
principal payments and prepayments. The next class of CMOs
receives all  principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of  sequential pay CMOs reduces the
prepayment risks of subsequent classes.

PACs and TACs and Companion Classes
More sophisticated CMOs include planned amortization classes
(PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive
principal payments and prepayments at a specified rate. The
companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if
necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

Floaters and Inverse Floaters
Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest
payments based upon a market index such as LIBOR. The other
class (Inverse Floaters) receives any remaining interest
payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive
correspondingly less interest) as interest rates rise. This
shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the
Floater class and increasing the price volatility of the
Inverse Floater class.

The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the
performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Treasury Securities
Treasury securities are direct obligations of the government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

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Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government
National Mortgage Association, Small Business Administration,
Farm Credit System Financial Assistance Corporation, Farmer's
Home Administration, Federal Financing Bank, General Services
Administration, Department of Housing and Urban Development,
Export-Import Bank, Overseas Private Investment Corporation,
and Washington Metropolitan Area Transit Authority Bonds.

Other GSEs receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or
otherwise make funds available to) the Federal Home Loan Bank
System, Federal Home Loan Mortgage Corporation, Federal
National Mortgage Association, Student Loan Marketing
Association, and Tennessee Valley Authority in support of such obligations.

A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government
sponsors their activities. These include the Farm Credit
System, Financing Corporation, and Resolution Funding
Corporation. Investors regard agency securities as having low credit risks, but not as low as U.S. Treasury securities.

A Fund treats mortgage -backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce
market and prepayment risks.


SPECIAL TRANSACTIONS

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial
institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in
which the Fund is the seller (rather than the buyer) of the
securities, and agrees to repurchase them at an agreed-upon
time and price. A reverse repurchase agreement may be viewed as a type of  borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must
repurchase the underlying security at a higher price,
regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when issued
transactions, are arrangements in which the Fund buys
securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period
between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund
records the transaction when it agrees to buy the securities and reflects their value in determining the price of its
shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the
securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit
risks in the event of a counterparty default.

To Be Announced Securities (TBAs)
As with other delayed delivery transactions, a seller agrees to issue  a TBA security at a future date. However, the seller
does not specify the particular securities to be delivered.
Instead, the Fund agrees to accept any security that meets
specified terms. For example, in a TBA mortgage backed
transaction, the Fund and the seller would agree upon the
issuer, interest rate and terms of  the underlying mortgages.
The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

Dollar Rolls
Dollar rolls are transactions where the Fund sells mortgage
backed securities with a commitment to buy similar, but not
identical, mortgage backed securities on a future date at a
lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to
interest rate and credit risks.

Asset Coverage
In order to secure its obligations in connection with
derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting
transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the
Fund has other readily marketable assets to set aside, it
cannot trade assets used to secure such obligations without
entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss
favorable trading opportunities or to realize losses on
derivative contracts or special transactions.

Securities Lending
The Fund may lend portfolio securities to borrowers that the
Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The
borrower must furnish additional collateral if the market value of the loaned  securities increases. Also, the borrower must pay the Fund  the equivalent of any dividends or interest
received on the loaned securities.

The Fund will reinvest cash collateral in securities that
qualify as an acceptable investment for the Fund. However, the
Fund must pay interest to the borrower for the use of cash
collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on
securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay
administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate and credit  risks.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an
exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this
inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it
benefits each participating fund. Federated Investors, Inc.
(Federated) administers the program according to procedures
approved by the Fund's Board, and the Board monitors the
operation of the program. Any inter- fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be
repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and
limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term
borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the
Repo Rate and the Bank Loan Rate.

INVESTMENT RISKS
There are many factors which may affect an investment in the
Fund. The Fund's principal risks are described in its
prospectus. Additional risk factors are outlined below.

Interest Rate Risks
?     Prices of fixed income securities rise and fall in
  response to changes in the interest rate paid by similar
  securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may
  cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

?     Interest rate changes have a greater effect on the price
  of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
?     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Prepayment Risks
?     Unlike traditional fixed income securities, which pay a
  fixed rate of interest until maturity (when the entire
  principal amount is due) payments on mortgage backed
  securities include both interest and a partial payment of
  principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of
  principal create risks that can adversely affect a Fund
  holding mortgage backed securities.

?     For example, when interest rates decline, the values of
  mortgage backed securities generally rise. However, when
  interest rates decline, unscheduled prepayments can be
  expected to accelerate, and the Fund would be required to
  reinvest the proceeds of the prepayments at the lower
  interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

?     Conversely, when interest rates rise, the values of
  mortgage backed securities generally fall. Since rising
  interest rates typically result in decreased prepayments,
  this could lengthen the average lives of mortgage backed
  securities, and cause their value to decline more than
  traditional fixed income securities.

?     Generally, mortgage backed securities compensate for the
  increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed
  security and the yield of a U.S. Treasury security with a
  comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to
  decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment
  risk or is perceived to have less market demand.

Liquidity Risks
?     Trading opportunities are more limited for fixed income
  securities that have not received any credit ratings, have received ratings below investment grade or are not widely
  held.

?     Trading opportunities are more limited for CMOs that have
  complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a
  favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other
  securities to raise cash or give up an investment
  opportunity, any of which could have a negative effect on the
  Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

?     Liquidity risk also refers to the possibility that the
  Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

FUNDAMENTAL INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide total
return. The investment objective may not be changed by the
Fund's Directors without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or
guaranteed by the government of the United States or its
agencies or instrumentalities and repurchase agreements
collateralized by such U.S. government securities; and
securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than
10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the
Investment Company Act of 1940 (1940 Act).

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such
securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities,
provided that the Fund may purchase securities of companies
that deal in commodities. For purposes of this restriction,
investments in transactions involving futures contracts and
options, forward currency contracts, swap transactions and
other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an
underwriter under the Securities Act of 1933.

Lending
The Fund may not make loans, provided that this restriction
does not prevent the Fund from purchasing debt obligations,
entering into repurchase agreements, lending its assets to
broker/dealers or institutional investors and investing in
loans, including assignments and participation interests.

Concentration
The Fund will not make investments that will result in the
concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
  The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding
voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without
shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Securities Lending
The Fund may lend portfolio securities up to one-third of the value of its total assets to broker/dealers, banks or other
institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks or other
institutions which the Adviser has determined are creditworthy under guidelines established by the Fund's Board. The Fund will receive collateral in the form of cash or U.S. government
securities equal to at least 100% of the value of the
securities loaned.
  The collateral received when the Fund lends portfolio
securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish
additional collateral to the Fund.

Investing in Stripped Mortgage Securities
The Fund will not invest its assets in stripped mortgage
securities.

Illiquid Securities
The Fund will not purchase securities for which there is no
readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Investing in Other Investment Companies
The Fund may invest its assets in securities of other
investment companies as an efficient means of carrying out its investment policies. It should be noted that investment
companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other
investment companies may be subject to such duplicate expenses.
At the present time, the Fund expects that its investments in other investment companies will be limited to shares of money market funds, including funds affiliated with the Fund's
Adviser.

Buying Securities on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the
clearance of purchases and sales of securities, and further
provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial
contracts or derivative instruments.

Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible
activities.

INVESTMENT POLICY
The Fund pursues its investment objective by investing its
assets in U.S. government and government agency securities,
including mortgage backed securities.

For purposes of the above limitations, the Fund considers
certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of
$100,000,000 at the time of investment to be "cash items" and
"bank instruments."  Except with respect to borrowing money, if a percentage limitations is adhered to at the time of
investment, a later increase or decrease in percentage
resulting from any change in value or net assets will not
result in a violation of such limitation.


DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as  follows:

o     for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60  days at the time of purchase may be valued at amortized cost; and

o     for all other securities at fair value as determined in
  good faith by the Board.

Prices provided by independent pricing services may be
determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or
factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor
(Federated Securities Corp.) offers Shares on a continuous,
best-efforts basis.


RULE 12B-1 PLAN (INSTITUTIONAL SERVICE SHARES)
As a compensation-type plan, the Rule  12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial
institutions) and providing incentives to investment
professionals to sell Shares.   The Rule 12b-1 Plan allows the
Distributor to contract with investment professionals to
perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio
management and Share redemptions and possibly helping to
stabilize or reduce other operating expenses. In addition, the
Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of
options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule
12b-1 Plan fee.

For some classes of Shares, the maximum Rule  12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred.
Therefore, it may take the Distributor a number of years to
recoup these  expenses.

SERVICE FEES
The Fund may pay fees not to exceed 0.25% of average daily net assets (Service Fees) to investment professionals or to
Federated Shareholder Services Company (FSSC), a subsidiary of
Federated, for providing services to shareholders and
maintaining shareholder accounts. Under certain agreements,
rather than paying investment professionals directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to
compensate investment professionals.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees, in significant
amounts, out of the assets of the Distributor. These fees  do not come out of Fund assets. The Distributor may be reimbursed by the Adviser or its affiliates.

These supplemental payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental payments, an investment professional may also
receive payments under the Rule 12b-1 Plan and/or Service Fees.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal
recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered.
Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through
subaccounting fees as part of or in addition to normal trust or agency account fees. They may  also charge fees for other
services that may be related to the  ownership of Shares. This information should, therefore, be  read together with any
agreement between the customer and  the investment professional about the services provided, the  fees charged for those
services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's
portfolio  securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment
should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio
securities, valued in the same way as the Fund determines its
NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the
portfolio securities and selling them before their maturity
could receive less  than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in
Director elections and other matters submitted to shareholders for vote.

All  Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be
called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding Shares.


As of April 1, 2004, the following shareholders owned of
record, beneficially, or both, 5% or more of outstanding
Institutional Shares: SEI Trust Company, Oaks, PA owned
approximately 852,428 shares (45.07%); Temple First Stock Co.,
Temple, TX owned approximately 192,716 shares (10.19%); Fifth
Third Bank Trustee, Cincinnati, OH owned approximately 143,768 shares (7.60%); and PBT Company Trust and Investments, York, PA
owned approximately 132,522 shares (7.01%).

As of April 1, 2004, the following shareholder owned of record, beneficially, or both, 5% or more of outstanding Institutional
Service Shares: MLPF&S for the sole benefit of its customers,
Jacksonville, FL owned approximately 2,011,996 shares (25.79%).


Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the
Internal Revenue Code applicable to regulated investment
companies. If these requirements are not met, it will not
receive special tax treatment and will be subject to federal corporate income tax.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF DIRECTORS
The Board is responsible for managing the Fund's business
affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give
information about each Board member and the senior officers of the Fund. Where required, the  tables separately list Board
members who are "interested persons" of the Fund (i.e.,
"Interested" Board members) and those who are  not (i.e.,
"Independent" Board members). Unless otherwise noted, the
address of each person listed is Federated Investors Tower,
1001 Liberty Avenue, Pittsburgh, PA.  The Federated Fund
Complex consists of 44 investment companies (comprising 136
portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an
indefinite term; and also serves as a Board member of the
following investment company complexes: Banknorth Funds-four portfolios; Golden Oak(R) Family of Funds-seven portfolios and
WesMark Funds-five portfolios.

As of April 1, 2004, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

INTERESTED DIRECTORS BACKGROUND AND COMPENSATION

Name               Principal Occupation(s) for   Aggregate   Total
Birth Date        -Past Five Years, Other       -Compensatio-Compensation
Address            Directorships Held and        From Fund   From Fund and
Positions Held     Previous Position(s)          (past       Federated
with Fund          ----------------------------- fiscal      Fund Complex
Date Service Began                               year)       (past
                                                 ----------- calendar
                                                             year)
                   Principal Occupations:                 $0
John F. Donahue*   Chairman and Director or                  $0
Birth Date: July   Trustee of the Federated
28, 1924           Fund Complex; Chairman and
CHAIRMAN AND       Director, Federated
DIRECTOR           Investors, Inc.
Began serving:     -----------------------------
March 1991
                   Previous Positions: Trustee,
                   Federated Investment
                   Management Company and
                   Chairman and Director,
                   Federated Investment
                   Counseling.

                   Principal Occupations:                 $0
J. Christopher     Principal Executive Officer               $0
Donahue*           and President of the
Birth Date: April  Federated Fund Complex;
11, 1949           Director or Trustee of some
PRESIDENT AND      of the Funds in the
DIRECTOR           Federated Fund Complex;
Began serving:     President, Chief Executive
October 1999       Officer and Director,
                   Federated Investors, Inc.;
                   Chairman and Trustee,
                   Federated Investment
                   Management Company; Trustee,
                   Federated Investment
                   Counseling; Chairman and
                   Director, Federated Global
                   Investment Management Corp.;
                   Chairman, Federated Equity
                   Management Company of
                   Pennsylvania, Passport
                   Research, Ltd. and Passport
                   Research II, Ltd.; Trustee,
                   Federated Shareholder
                   Services Company; Director,
                   Federated Services Company.

                   Previous Positions:
                   President, Federated
                   Investment Counseling;
                   President and Chief
                   Executive Officer, Federated
                   Investment Management
                   Company, Federated Global
                   Investment Management Corp.
                   and Passport Research, Ltd.

                   Principal Occupations:          $1,055.30
Lawrence D.        Director or Trustee of the                $148,500
Ellis, M.D.*       Federated Fund Complex;
Birth Date:        Professor of Medicine,
October 11, 1932   University of Pittsburgh;
3471 Fifth Avenue  Medical Director, University
Suite 1111         of Pittsburgh Medical Center
Pittsburgh, PA     Downtown; Hematologist,
DIRECTOR           Oncologist and Internist,
Began serving:     University of Pittsburgh
March 1991         Medical Center.

                   Other Directorships Held:
                   Member, National Board of
                   Trustees, Leukemia Society
                   of America.

                   Previous Positions: Trustee,
                   University of Pittsburgh;
                   Director, University of
                   Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status:
John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested"
because his son-in-law is employed by the Fund's principal
underwriter, Federated Securities Corp.
-----------------------------------------------------------------

INDEPENDENT DIRECTORS BACKGROUND AND COMPENSATION

Name               Principal Occupation(s) for   Aggregate   Total
Birth Date        -Past Five Years, Other       -Compensatio-Compensation
Address            Directorships Held and        From Fund   From Fund and
Positions Held     Previous Position(s)          (past       Federated
with Fund          ----------------------------- fiscal      Fund Complex
Date Service Began                               year)       (past
                                                 ----------- calendar
                                                             year)
                   Principal Occupation:           $1,160.81      $163,350
Thomas G. Bigley   Director or Trustee of the
Birth Date:        Federated Fund Complex.
February 3, 1934
15 Old Timber      Other Directorships Held:
Trail              Director, Member of
Pittsburgh, PA     Executive Committee,
DIRECTOR           Children's Hospital of
Began serving:     Pittsburgh; Director,
November 1994      University of Pittsburgh.

                   Previous Position: Senior
                   Partner, Ernst & Young LLP.

                   Principal Occupations:          $1,160.81      $163,350
John T. Conroy,    Director or Trustee of the
Jr.                Federated Fund Complex;
Birth Date: June   Chairman of the Board,
23, 1937           Investment Properties
Grubb &        Corporation; Partner or
Ellis/Investment   Trustee in private real
Properties         estate ventures in Southwest
Corporation        Florida.
3838 North
Tamiami Trail      Previous Positions:
Suite 402          President, Investment
Naples, FL         Properties Corporation;
DIRECTOR           Senior Vice President, John
Began serving:     R. Wood and Associates,
August 1991        Inc., Realtors; President,
                   Naples Property Management,
                   Inc. and Northgate Village
                   Development Corporation.

                   Principal Occupation:           $1,160.81      $163,350
Nicholas P.        Director or Trustee of the
Constantakis       Federated Fund Complex.
Birth Date:
September 3, 1939  Other Directorships Held:
175 Woodshire      Director and Member of the
Drive              Audit Committee, Michael
Pittsburgh, PA     Baker Corporation
DIRECTOR           (engineering and energy
Began serving:     services worldwide).
February 1998
                   Previous Position: Partner,
                   Anderson Worldwide SC.

                   Principal Occupation:           $1,055.30      $148,500
John F.            Director or Trustee of the
Cunningham         Federated Fund Complex.
Birth Date: March
5, 1943            Other Directorships Held:
353 El Brillo Way  Chairman, President and
Palm Beach, FL     Chief Executive Officer,
DIRECTOR           Cunningham & Co., Inc.
Began serving:     (strategic business
January 1999       consulting); Trustee
                   Associate, Boston College.

                   Previous Positions:
                   Director, Redgate
                   Communications and EMC
                   Corporation (computer
                   storage systems); Chairman
                   of the Board and Chief
                   Executive Officer, Computer
                   Consoles, Inc.; President
                   and Chief Operating Officer,
                   Wang Laboratories; Director,
                   First National Bank of
                   Boston; Director, Apollo
                   Computer, Inc.

                   Principal Occupation:           $1,055.30      $148,500
Peter E. Madden    Director or Trustee of the
Birth Date: March  Federated Fund Complex;
16, 1942           Management Consultant.
One Royal Palm
Way                Other Directorships Held:
100 Royal Palm     Board of Overseers, Babson
Way                College.
Palm Beach, FL
DIRECTOR           Previous Positions:
Began serving:     Representative, Commonwealth
August 1991        of Massachusetts General
                   Court; President, State
                   Street Bank and Trust
                   Company and State Street
                   Corporation (retired);
                   Director, VISA USA and VISA
                   International; Chairman and
                   Director, Massachusetts
                   Bankers Association;
                   Director, Depository Trust
                   Corporation; Director, The
                   Boston Stock Exchange.

                   Principal Occupations:          $1,160.81      $163,350
Charles F.         Director or Trustee of the
Mansfield, Jr.     Federated Fund Complex;
Birth Date: April  Management Consultant;
10, 1945           Executive Vice President,
80 South Road      DVC Group, Inc. (marketing,
Westhampton        communications and
Beach, NY          technology) (prior to
DIRECTOR           9/1/00).
Began serving:
October 1999       Previous Positions: Chief
                   Executive Officer, PBTC
                   International Bank; Partner,
                   Arthur Young & Company (now
                   Ernst & Young LLP); Chief
                   Financial Officer of Retail
                   Banking Sector, Chase
                   Manhattan Bank; Senior Vice
                   President, HSBC Bank USA
                   (formerly, Marine Midland
                   Bank); Vice President,
                   Citibank; Assistant
                   Professor of Banking and
                   Finance, Frank G. Zarb
                   School of Business, Hofstra
                   University.

John E. Murray,    Principal Occupations:          $1,266.35      $178,200
Jr., J.D., S.J.D.  Director or Trustee of the
Birth Date:        Federated Fund Complex;
December 20, 1932  Chancellor and Law
Chancellor,        Professor, Duquesne
Duquesne           University; Partner, Murray,
University         Hogue & Lannis.
Pittsburgh, PA
DIRECTOR           Other Directorships Held:
Began serving:     Director, Michael Baker
February 1995      Corp. (engineering,
                   construction, operations and
                   technical services).

                   Previous Positions:
                   President, Duquesne
                   University; Dean and
                   Professor of Law, University
                   of Pittsburgh School of Law;
                   Dean and Professor of Law,
                   Villanova University School
                   of Law.

                   Principal Occupations:          $1,055.30      $148,500
Marjorie P. Smuts  Director or Trustee of the
Birth Date: June   Federated Fund Complex;
21, 1935           Public Relations/ Marketing
4905 Bayard        Consultant/Conference
Street             Coordinator.
Pittsburgh, PA
DIRECTOR           Previous Positions: National
Began serving:     Spokesperson, Aluminum
March 1991         Company of America;
                   television producer;
                   President, Marj Palmer
                   Assoc.; Owner, Scandia Bord.

                   Principal Occupations:          $1,055.30      $148,500
John S. Walsh      Director or Trustee of the
Birth Date:        Federated Fund Complex;
November 28, 1957  President and Director, Heat
2604 William       Wagon, Inc. (manufacturer of
Drive              construction temporary
Valparaiso, IN     heaters); President and
DIRECTOR           Director, Manufacturers
Began serving:     Products, Inc. (distributor
October 1999       of portable construction
                   heaters); President,
                   Portable Heater Parts, a
                   division of Manufacturers
                   Products, Inc.

                   Previous Position: Vice
                   President, Walsh & Kelly,
                   Inc.

OFFICERS**
-----------------------------------------------------------------

Name                      Principal Occupation(s) and Previous Position(s)
Birth Date               -------------------------------------------------
Address
Positions Held with Fund
-------------------------
Date Service Began

                          Principal Occupations: Executive Vice President
John W. McGonigle         and Secretary of the Federated Fund Complex;
Birth Date: October 26,   Executive Vice President, Secretary and
1938                      Director, Federated Investors, Inc.
EXECUTIVE VICE PRESIDENT
AND SECRETARY             Previous Positions: Trustee, Federated
Began serving: June 1995  Investment Management Company and Federated
                          Investment Counseling; Director, Federated
                          Global Investment Management Corp., Federated
                          Services Company and Federated Securities Corp.

                          Principal Occupations: Principal Financial
Richard J. Thomas         Officer and Treasurer of the Federated Fund
Birth Date: June 17,      Complex; Senior Vice President, Federated
1954                      Administrative Services.
TREASURER
Began serving: June 1995  Previous Positions: Vice President, Federated
                          Administrative Services; held various
                          management positions within Funds Financial
                          Services Division of Federated Investors, Inc.

                          Principal Occupations: Vice Chairman or Vice
Richard B. Fisher         President of some of the Funds in the Federated
Birth Date: May 17, 1923  Fund Complex; Vice Chairman, Federated
VICE CHAIRMAN             Investors, Inc.; Chairman, Federated Securities
Began serving: August     Corp.
2002
                          Previous Positions: President and Director or
                          Trustee of some of the Funds in the Federated
                          Fund Complex; Executive Vice President,
                          Federated Investors, Inc. and Director and
                          Chief Executive Officer, Federated Securities
                          Corp.

                          Principal Occupations: Chief Investment Officer
William D. Dawson, III    of this Fund and various other Funds in the
Birth Date: March 3,      Federated Fund Complex; Executive Vice
1949                      President, Federated Investment Counseling,
CHIEF INVESTMENT OFFICER  Federated Global Investment Management Corp.,
Began serving: August     Federated Investment Management Company,
1998                      Federated Equity Management Company of
                          Pennsylvania, Passport Research, Ltd. and
                          Passport Research II, Ltd.

                          Previous Positions: Executive Vice President
                          and Senior Vice President, Federated Investment
                          Counseling Institutional Portfolio Management
                          Services Division; Senior Vice President,
                          Federated Investment Management Company and
                          Passport Research, Ltd.

                          Todd A. Abraham has been the Fund's Portfolio
Todd A. Abraham           Manager since October 1995.  He is Vice
Birth Date: February 10,  President of the Fund. Mr. Abraham has been a
1966                      Portfolio Manager since 1995 and a Vice
VICE PRESIDENT            President of the Fund's Adviser since 1997. Mr.
Began serving: June 1995  Abraham joined Federated in 1993 as an
                          Investment Analyst and served as Assistant Vice
                          President from 1995 to 1997. Mr. Abraham served
                          as a Portfolio Analyst at Ryland Mortgage Co.
                          from 1992-1993. Mr. Abraham is a Chartered
                          Financial Analyst and received his M.B.A. in
                          Finance from Loyola College.

**    Officers do not receive any compensation from the Fund(s).
-----------------------------------------------------------------
Thomas R. Donahue, Chief Financial Officer, Vice President,
Treasurer and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has
served as a Term Member on the Board of Directors of Duquesne
University, Pittsburgh, Pennsylvania, since May  12, 2000. Mr.
John E. Murray, Jr., an Independent [Trustee/Director] of the
Fund, served as President of Duquesne from 1988 until his
retirement from that position in 2001, and became Chancellor of
Duquesne on August  15, 2001. It should be noted that Mr.
Donahue abstains on any matter that comes before Duquesne's
Board that affects Mr.  Murray personally.

COMMITTEES OF THE BOARD
Board    Committee        Committee Functions                   Meetings
Committ--Members        ----------------------------------------Held
-------  ---------------                                        During
                                                                Last
                                                                Fiscal
                                                                Year
Executive                 In between meetings of the full       One
         John F.          Board, the Executive Committee
         Donahue          generally may exercise all the
         John E.          powers of the full Board in the
         Murray, Jr.,     management and direction of the
         J.D., S.J.D.     business and conduct of the affairs
                          of the Corporation in such manner
                          as the Executive Committee shall
                          deem to be in the best interests of
                          the Corporation.  However, the
                          Executive Committee cannot elect or
                          remove Board members, increase or
                          decrease the number of Directors,
                          elect or remove any Officer,
                          declare dividends, issue shares or
                          recommend to shareholders any
                          action requiring shareholder
                          approval.

Audit                     The Audit Committee reviews and       Four
         Thomas G.        recommends to the full Board the
         Bigley           independent auditors to be selected
         John T.          to audit the Fund`s financial
         Conroy, Jr.      statements; meets with the
         Nicholas P.      independent auditors periodically
         Constantakis     to review the results of the audits
         Charles F.       and reports the results to the full
         Mansfield, Jr.   Board; evaluates the independence
                          of the auditors, reviews legal and
                          regulatory matters that may have a
                          material effect on the financial
                          statements, related compliance
                          policies and programs, and the
                          related reports received from
                          regulators; reviews the Fund`s
                          internal audit function; reviews
                          compliance with the Fund`s code of
                          conduct/ethics; reviews valuation
                          issues; monitors inter-fund lending
                          transactions; reviews custody
                          services and issues and
                          investigates any matters brought to
                          the Committee's attention that are
                          within the scope of its duties.

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED
FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2003
-----------------------------------------------------------------
Interested        Dollar        Aggregate
Board Member    -- Range of- Dollar Range
Name              Shares               of
----------------      Owned  Shares Owned
                    in Fund            in
                  ---------     Federated
                                Family of
                               Investment
                                Companies
John F. Donahue        None          Over
                                 $100,000
J. Christopher         None          Over
Donahue                          $100,000
Lawrence D.            None          Over
Ellis, M.D.                      $100,000

Independent
Board Member    --
Name
Thomas G. Bigley       None          Over
                                 $100,000
John T. Conroy,        None          Over
Jr.                              $100,000
Nicholas P.            None          Over
Constantakis                     $100,000
John F.                None          Over
Cunningham                       $100,000
Peter E. Madden        None          Over
                                 $100,000
Charles F.             None          Over
Mansfield, Jr.                   $100,000
John E. Murray,        None          Over
Jr., J.D.,                       $100,000
S.J.D.
Marjorie P.            None          Over
Smuts                            $100,000
John S. Walsh          None          Over
                                 $100,000

-----------------------------------------------------------------


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund
shareholder for any losses that may be sustained in the
purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.


As required by the 1940 Act, the Fund's Board has reviewed the
Fund's investment advisory contract.  The Board's decision to approve the contract reflects the exercise of its business
judgment on whether to continue the existing arrangements.
During its review of the contract, the Board considers many
factors, among the most material of which are: the Fund's
investment objectives and long term performance; the Adviser's management philosophy, personnel and processes; the preferences and expectations of Fund shareholders and their relative
sophistication; the continuing state of competition in the
mutual fund industry; comparable fees in the mutual fund
industry; the range and quality of services provided to the
Fund and its shareholders by the Federated organization in
addition to investment advisory services; and the Fund's
relationship to the Federated funds.

In assessing the Adviser's performance of its obligations, the
Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various
risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory
contract.  In particular, the Board recognizes that most
shareholders have invested in the Fund on the strength of the
Adviser's industry standing and reputation and in the
expectation that the Adviser will have a continuing role in
providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser.  This includes fees received for services
provided to the Fund by other entities in the Federated
organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have
interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation:  the nature and quality of the
services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the
extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's
relationship with the Fund; performance and expenses of
comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the
Adviser's service and fee.  The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization.  Federated provides much of
this information at each regular meeting of the Board, and
furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory
contracts occurs.  In between regularly scheduled meetings, the
Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's
short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and
certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the
advisory fee itself and the overall expense structure of the
Fund, both in absolute terms and relative to similar and/or
competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage
commissions derived from trading the Fund's portfolio
securities; the nature and extent of the advisory and other
services provided to the Fund by the Adviser and its
affiliates; compliance and audit reports concerning the
Federated funds and the Federated companies that service them;
and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for
providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds'
administrator and transfer agent).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund
trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and
with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are
relevant to every Federated fund, nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each
Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund.

Services Agreement
Federated Advisory Services Company, an affiliate of the
Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the
Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide
certain electronic equipment and software to institutional
customers in  order to facilitate the purchase of Fund Shares offered by the  Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its
Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund
Directors, and certain other employees.  Although they do
permit these people to trade in securities, including those
that the Fund could buy, they also contain significant
safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote
proxies on the securities held in the Fund's portfolio.  The
Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the
long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will:
improve the management of a company; increase the rights or
preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of
directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances
described in the proxy statement and other available
information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of
proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a
shareholder rights plan (also known as a "poison pill").  The
Adviser will generally vote against the adoption of such a plan
(unless the plan is designed to facilitate, rather than
prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will
vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being
voted; for proposals to grant preemptive rights to the
securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the
Adviser will vote: for stock incentive plans that align the
recipients' interests with the interests of shareholders
without creating undue dilution; and against proposals that
would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable
terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital
reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed
transaction.  The Adviser will vote proxies in contested
elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their
respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate
governance, capital structure or management compensation.  The
Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these
circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For
example, if the Adviser decides to vote against a proposed
transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by
shareholders without the favorable recommendation of a
company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of
voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy
Committee), to exercise all voting discretion granted to the
Adviser by the Board in accordance with the proxy voting
policies.  The Adviser has hired Investor Responsibility
Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.  The Proxy
Committee directs IRRC by means of Proxy Voting Guidelines, and
IRRC may vote any proxy as directed in the Proxy Voting
Guidelines without further direction from the Proxy Committee
(and may make any determinations required to implement the
Proxy Voting Guidelines).  However, if the Proxy Voting
Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee
will provide specific direction to IRRC.  The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting Guidelines, or override the directions
provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential
conflict between the interests of the Fund (and its
shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists
between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the
Proxy Committee has this type of significant business
relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a
member of the Proxy Committee, and must inform the Interested
Company that the Proxy Committee has exclusive authority to
determine how the Adviser will vote.  Any Proxy Committee
member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the
communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an
Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines
already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.
If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested
Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an
Interested Company, it must disclose to the Fund's Board
information regarding: the significant business relationship;
any material communication with the Interested Company; the
matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for
which the Adviser (or an affiliate) acts as an investment
adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the
Board.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt
execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific
portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among
firms believed to meet these criteria, the Adviser may give
consideration to those firms which have sold or are selling
Shares of the Fund and other funds distributed by the
Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the
coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Administrative Services (FAS), a subsidiary of
Federated, provides administrative personnel and services
(including certain legal and  financial reporting services)
necessary to operate the Fund. FAS provides these at the
following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

Maximum                Average Aggregate
Administrative Fee     Daily
                       Net Assets of the
                       Federated Funds
0.150 of 1%            on the first $5
                       billion
0.125 of 1%            on the next $5 billion
0.100 of 1%            on the next $10
                       billion
0.075 of 1%            on assets over $20
                       billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
-----------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee
based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is
custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer
agent subsidiary, FSSC, maintains all necessary shareholder
records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by
shareholders.

INDEPENDENT AUDITORS
The independent auditor for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with auditing standards
generally accepted in the United States of America, which
require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and
financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES
For the Year Ended      2004            2003        2002
February 28 or 29   -----------------------------------------

Advisory Fee Earned     $476,159        $409,179    $359,529
Advisory Fee            $474,192        $403,877    $359,529
Reduction
Advisory Fee            $1,967          $5,302      $857
Reimbursement
Administrative Fee      $155,365        $155,000    $155,000
12b-1 Fee:
 Institutional          $0              --          --
 Service Shares
Shareholder
Services Fee:
  Institutional         $0              --           --
  Shares
  Institutional         $211,693        --          --
  Service Shares
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and
shareholder services fees, which are borne only by the
applicable class of Shares.
-----------------------------------------------------------------

HOW DOES THE FUND MEASURE  PERFORMANCE?

The Fund may advertise Share performance by using the SEC's
standard methods for calculating performance applicable to  all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance
information.

The performance of Shares depends upon such variables as:
portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and
various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are
factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and
ten-year or Start of Performance periods ended February 29,
2004.

Yield is given for the 30-day period ended February 29, 2004.

                    30-Day       1 Year   Start of
--------------------Period    ------------Performance on
                    ----------            9/11/2000

Institutional
Shares:
Total Return
  Before Taxes      N/A          1.92%    5.47%
  After Taxes on    N/A          1.17%    3.88%
  Distributions
  After Taxes on    N/A          1.20%    3.69%
  Distributions  ---
  and Sale of
  Shares
Yield               1.47%        N/A      N/A
----------------------------------------------------------

-----------------------------------------------------------------

                    30-Day        1 Year  5       10
                    Period                Years   Years
Institutional
Service Shares:
Total Return
  Before Taxes      N/A           1.67%   4.94%   4.83%
  After Taxes on    N/A           1.01%   3.26%   2.89%
  Distributions
  After Taxes on    N/A           1.04%   3.16%   2.89%
  Distributions   --
  and Sale of
  Shares
Yield               1.24%         N/A     N/A     N/A
---------------------------------------------------------

-----------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage)
in the value of Shares over a specific period of time, and
includes the investment of income and capital gains
distributions.

The average annual total return for Shares is the average
compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by
multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of
Shares owned at the end of the period is based on the number of
Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are
calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net
investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the
last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the
SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers
charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial
  publications and/or performance comparisons of Shares to
  certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as  tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political
  developments and their impact on the securities market,
  including the portfolio manager's views on how such
  developments could impact the Fund; and

o     information about the mutual fund industry from sources
  such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury
bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing
performance, you should consider all relevant factors such as the composition of the index used, prevailing market
conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price.
The financial publications and/or indices which the Fund uses in advertising may include:

Merrill Lynch 1-Year Treasury Index

Merrill Lynch 1-Year Treasury Index is an unmanaged index
tracking the current 1-year Treasury security. The index is
produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

Lehman Brothers 1-3 Year Government Index

Lehman Brothers 1-3 Year Government Index is an index comprised of government securities with  maturities of 1 to 2.99 years.

Morningstar, Inc.

Morningstar, Inc., an independent rating service, is the
publisher of the bi-weekly Mutual Fund Values.  Mutual Fund
Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

Federated  is  dedicated  to  meeting  investor  needs by  making
structured,    straightforward    and    consistent    investment
decisions.  Federated  investment  products  have  a  history  of
competitive   performance  and  have  gained  the  confidence  of
thousands of financial institutions and individual investors.

Federated's  disciplined  investment  selection process is rooted in  sound  methodologies  backed  by  fundamental  and  technical research.  At Federated,  success in investment  management  does not  depend  solely on the skill of a single  portfolio  manager.
It  is  a  fusion  of  individual  talents  and  state-of-the-art industry  tools and  resources.  Federated's  investment  process
involves   teams  of  portfolio   managers  and   analysts,   and
investment  decisions  are executed by traders who are  dedicated to specific  market  sectors and who handle  trillions of dollars in annual trading volume.


FEDERATED FUNDS OVERVIEW

Municipal Funds
In the  municipal  sector,  as of December   31, 2003,  Federated
managed 14 bond funds with  approximately  $3.8 billion in assets and 22 money market  funds with  approximately  $23.0  billion in total  assets.  In 1976,  Federated  introduced  one of the first municipal  bond mutual  funds in the  industry  and is now one of the largest  institutional  buyers of municipal  securities.  The
Funds may quote statistics from  organizations  including The Tax
Foundation  and the National  Taxpayers  Union  regarding the tax obligations of  Americans.

Equity Funds
In  the  equity  sector,   Federated  has  more  than  32  years'
experience.  As of  December   31,  2003,  Federated  managed  36
equity  funds  totaling  approximately  $25.6  billion  in assets across growth,  value,  equity income,  international,  index and
sector  (i.e.   utility)   styles.   Federated's   value-oriented
management style combines  quantitative and qualitative  analysis and features a structured,  computer-assisted  composite modeling system that was developed in the 1970s.

Corporate Bond Funds
In  the  corporate  bond  sector,   as  of  December   31,  2003,
Federated  managed  11 money  market  funds and 4 bond funds with
assets    approximating   $61.7   billion   and   $3.4   billion,
respectively.     Federated's     corporate     bond     decision
making--based on intensive,  diligent credit  analysis--is backed by over 30 years of experience in the corporate  bond sector.  In
1972,  Federated  introduced  one of the  first  high-yield  bond funds in the  industry.  In 1983,  Federated was one of the first fund  managers  to  participate  in the asset  backed  securities market, a market totaling more than $209  billion.

Government Funds
In the  government  sector,  as of December  31, 2003,  Federated managed 7 mortgage  backed, 3 multi-sector  government  funds, 4 government/agency  and 19  government  money market mutual funds, with assets  approximating  $4.9  billion,  $0.9  billion,  $2.9
billion  and  $56.2   billion,  respectively.   Federated  trades
approximately  $90.4   billion in U.S.   government  and mortgage
backed  securities  daily and places  approximately  $35  billion in  repurchase  agreements  each day.  Federated  introduced  the
first U.S.   government  fund to invest in U.S.   government bond
securities  in  1969.  Federated  has  been a major  force in the short- and  intermediate-term  government  markets since 1982 and
currently  manages   approximately  $50   billion  in  government
funds within these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first
institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means
used by money managers today to value money market fund shares.
Other innovations include the first institutional tax-free
money market fund. As of December  31, 2003, Federated managed
$136.2 billion in assets across 52 money market funds,
including 19 government, 10 prime, 22 municipal and 1
euro-denominated with assets approximating $56.2  billion,
$59.4  billion, $20.6  billion and $173.9  million, respectively.

The Chief  Investment  Officers  responsible for oversight of the various  investment  sectors within  Federated are: Global Equity
- Stephen F. Auth is  responsible  for  overseeing the management
of  Federated's   domestic  and  international  equity  products;
Global  Fixed Income - William D. Dawson III is  responsible  for
overseeing   the   management   of   Federated's   domestic   and
international fixed income and high yield products.

MUTUAL FUND MARKET
Forty-nine  percent of American  households  are  pursuing  their financial goals through mutual funds.  These  investors,  as well
as  businesses  and   institutions,   have  entrusted  over  $6.2
trillion to the  approximately  8,300 funds available,  according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW
Federated  distributes  mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of  approximately  3,035  institutional clients  nationwide by managing and servicing  separate  accounts and mutual  funds for a variety of  purposes,  including  defined benefit and defined contribution programs,  cash management,  and
asset/liability   management.   Institutional   clients   include
corporations,     pension    funds,    tax    exempt    entities,
foundations/endowments,  insurance companies,  and investment and financial advisers.

Bank Marketing
Other  institutional  clients  include  more than 1,600 banks and trust  organizations.  Virtually  all of the trust  divisions  of the top 100 bank holding  companies use Federated  funds in their clients' portfolios.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated   funds  are  available  to  consumers   through  major
brokerage    firms    nationwide--Federated    has   over    2,000
broker/dealer  and bank  broker/dealer  relationships  across the country--supported  by more  wholesalers  than any  other  mutual
fund    distributor.    Federated's    service    to    financial
professionals  and  institutions  has  earned it high  ratings in several  surveys  performed by DALBAR,  Inc. DALBAR is recognized as the industry benchmark for service quality measurement.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended
February 29, 2004 are incorporated herein by reference to the
Annual Report to Shareholders of Federated Limited Duration
Government Fund, Inc. dated February 29, 2004.


Addresses

FEDERATED LIMITED DURATION GOVERNMENT FUND, INC.

Institutional Shares

Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company

Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

PART C.    OTHER INFORMATION.

Item 23.   EXHIBITS:
      (a)  (i)  Conformed Copy of Articles of Incorporation of
                the Registrant; (3)
           (ii) Conformed Copy of Amendment No. 1 to Articles of
                Incorporation of the Registrant; (3)
           (iii)Conformed Copy of Amendment No. 2 to Articles of
                Incorporation of the Registrant; (6)
           (iv) Conformed Copy of Amendment No. 3 to Articles of
                Incorporation of the Registrant; (8)
           (v)  Conformed Copy of Amendment No. 4 to Articles of
                Incorporation of the Registrant; (9)
           (vi) Conformed Copy of Amendment No. 5 to Articles of
                Incorporation of the Registrant; (9)
      (b)  (i)  Copy of By-Laws of the Registrant; (3)
           (ii) Copy of Amendment No. 1 to the By-Laws of the Registrant;
                (3)
           (iii)Copy of Amendment No. 2 to the By-Laws of the Registrant;
                (7)
           (iv) Copy of Amendment No. 3 to the By-Laws of the Registrant;
                (7)
           (v)  Copy of Amendment No. 4 to the By-Laws of the Registrant;
                (7)
(vi)  Copy of Amendment No. 5 to the By-Laws of the Registrant; (11)
(vii) Copy of Amendment No. 6 to the By-Laws of the Registrant. +
      (c)       Copy of Specimen Certificate for Shares of Beneficial
                Interest of the Registrant; (5)
      (d)  (i)  Conformed copy of Investment Advisory Contract of the Registrant; (3)
           (ii) Conformed copy of Amendment No. 1 to the Investment
                Advisory Contract of the Registrant; (9)
           (iii)Conformed copy of Amendment to the Investment Advisory
                Contract of the Registrant; (10)
      (e)  (i)  Conformed copy of Distributor's Contract of the
                Registrant, including Exhibit A; (3)
           (ii) Conformed copy of Exhibit B to the Distributor's Contract of the Registrant; (9)
           (iii)Conformed copy of Amendment to the Distributor's Contract of the Registrant; (10)
(iv)  The Registrant hereby incorporates the conformed copy of the specimen
                  Mutual Funds Sales and Service Agreement; Mutual Funds
                  Service Agreement; and Plan Trustee/Mutual Funds Service
                  Agreement from Item 24(b)(6) of the Cash Trust Series II
                  Registration Statement on Form N-1A, filed with the
                  Commission on July 24, 1995. (File Numbers 33-38550 and
                  811-6269)
(v)   Conformed copy of Amendment to Distributors Contract of the
                  Registrant, dated October 1, 2003. +
      (f)       Not applicable;
      (g)  (i)  Conformed Copy of Custodian Agreement of the
                Registrant; (3)
           (ii) Conformed Copy of Custodian Fee Schedule; (6)
           (iii)Conformed Copy of Amendment to Custodian Agreement of the
                Registrant; (11)
      (h)  (i)  Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services,
                Shareholder Transfer Agency Services and Custody Services
                Procurement; (4)
           (ii) Conformed copy of Amendment to the Amended and Restated
                Agreement for Fund Accounting Services, Administrative
                Services, Shareholder Transfer Agency Services and Custody
                Services Procurement; (10)
           (iii)The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement from
                Item 24(h)(v) of the Investment Series Funds, Inc.
                Registration Statement on Form N-1A, filed with the
                Commission on January 23, 2002. (File Nos. 33-48844 and
                811-07021)
(iv)  The responses described in Item 23(e)(iv) are hereby incorporated by reference;
(v)   Conformed copy of Financial Administration and Accounting Services
                  Agreement. +
(vi)  The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services from Item
                  23(h)(ix) of the Federated Index Trust Registration
                  Statement on Form N-1A, filed with the Commission on
                  December 30, 2003 (File Nos. 33-33852 and 811-6061).
      (i)       Conformed copy of Opinion and Consent of Counsel as to
                legality of shares being registered; (3)
      (j)       Conformed copy of Consent of Independent Auditors; +
      (k)       Not applicable;
      (l)       Conformed copy of Initial Capital Understanding;
                (3)
      (m)  (i)  Conformed copy of Distribution Plan of the
                Registrant, including Exhibit A; (1)
           (ii) The responses described in Item 23(e)(iv) are hereby
                incorporated by reference.
      (n)       The Registrant hereby incorporates the conformed copy of
                the Multiple Class Plan from Item (n) of the Federated GNMA
                Trust Registration Statement on Form N-1A, filed with the
                Commission on March 29, 2004.  (File Nos. 2-75670 and
                811-3375);
      (o)  (i)  Conformed copy of Power of Attorney of the
                Registrant; (9)
           (ii) Conformed copy of Power of Attorney of the Chief Investment
                Officer of the Registrant; (9)
           (iii)Conformed copy of Power of Attorney of President and
                Director, and Vice Chairman of the Registrant; (11)
      (p)       The Registrant hereby incorporates the conformed copy of
                the Code of Ethics for Access Persons from Item 23(p) of
                the Federated Institutional Trust Registration Statement on
                Form N-1A filed with the Commission on September 30, 2003.
                (File Nos. 33-54445 and 811-7193).

+ All exhibits are being filed electronically.
1.    Response is incorporated by reference to Registrant's Post-Effective
Registration Statement on Form N-1A filed April 24, 1994.  (File Nos.
33-41004 and 811-6307).
3.    Response is incorporated by reference to Registrant's Post-Effective
Amendment No. 8 on Form N-1A filed April 21, 1995. (File Nos. 33-41004 and
811-6307).
4.    Response is incorporated by reference to Registrant's Post-Effective
Amendment No. 10 on Form N-1A filed April 25, 1996.  (File Nos. 33-41004 and 811-6307).
5.    Response is incorporated by reference to Registrant's Post-Effective
Amendment No. 12 on Form N-1A filed April 28, 1997. (File Nos. 33-41004 and 811-6307).
6.    Response is incorporated by reference to Registrant's Post-Effective
Amendment No. 13 on Form N-1A filed April 28, 1998. (File Nos. 33-41004 and 811-6307).
7.    Response is incorporated by reference to Registrant's Post-Effective
Amendment No. 14 on Form N-1A filed February 26, 1999. (File Nos. 33-41004 and 811-6307).
8.    Response is incorporated by reference to Registrant's Post-Effective
Amendment No. 16 on Form N-1A filed April 25, 2000. (File Nos. 33-41004 and 811-6307).
9.    Response is incorporated by reference to Registrant's Post-Effective
Amendment No. 17 on Form N-1A filed April 25, 2001. (File Nos. 33-41004 and 811-6307).
10.   Response is incorporated by reference to Registrant's Post-Effective
Amendment No. 19 on Form N-1A filed April 25, 2002. (File Nos. 33-41004 and 811-6307).
11.   Response is incorporated by reference to Registrant's Post-Effective
Amendment No. 20 on Form N-1A filed April 29, 2003. (File Nos. 33-41004 and 811-6307).

Item 24.   Persons Controlled By or Under Common Control with the Fund:

      None

Item 25.   Indemnification: (2)

2.    Response is incorporated by reference to Registrant's Post-Effective
Amendment No. 1 filed July 18, 1991. (File Nos. 33-41004 and 811-6307).

Item 26.   Business and Other Connections of Investment Adviser:

           For a description of the other business of the investment
           adviser, see the section entitled "Who Manages the Fund?" in
           Part A. The affiliations with the Registrant of four of the
           Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who
           Manages and Provides Services to the Fund?"  The remaining
           Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief Financial
           Officer, Federated Investors, Inc.), 1001 Liberty Avenue,
           Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson,
           Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305,
           Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                              Keith M. Schappert

Vice Chairman:                            William D. Dawson, III

Senior Vice Presidents:                   Joseph M. Balestrino
                                          Jonathan C. Conley
                                          Deborah A. Cunningham,
                                          Mark E. Durbiano
                                          Robert M. Kowit
                                          Jeffrey A. Kozemchak
                                          Susan M. Nason
                                          Mary Jo Ochson
                                          Robert J. Ostrowski
                                          Richard Tito

Vice Presidents:                          Todd A. Abraham
                                          J. Scott Albrecht
                                          Randall S. Bauer
                                          Nancy J.Belz
                                          G. Andrew Bonnewell
                                          Lee R. Cunningham, II
                                          B. Anthony Delserone,Jr. Donald T.
Ellenberger
                                          Eamonn G. Folan
                                          John T. Gentry
                                          Patricia L. Heagy
                                          Susan R. Hill
                                          Nikola A. Ivanov
                                          Gina Jacobs
                                          William R. Jamison
                                          Nathan H. Kehm
                                          John C. Kerber
                                          J. Andrew Kirschler
                                          Marian R. Marinack
                                          Kevin McCloskey
                                          Natalie F. Metz
                                          Thomas J. Mitchell
                                          Joseph M. Natoli
                                          Mary Kay Pavuk
                                          Jeffrey A. Petro
                                          Ihab L. Salib
                                          Roberto Sanchez-Dahl, Sr.
                                          John Sidawi
                                          Michael W. Sirianni, Jr.
                                          Christopher Smith
                                          Timothy G. Trebilcock
                                          Paolo H. Valle
                                          Stephen J. Wagner
                                          Paige M. Wilhelm
                                          George B. Wright

Assistant Vice Presidents:                Lori Andrews
                                          Hanan Callas
                                          Jerome Conner
                                          James R. Crea, Jr.
                                          Karol M. Crummie
                                          Richard Cumberledge
                                          Richard J. Gallo
                                          Kathyrn P. Glass
                                          James Grant
                                          Tracey L. Lusk
                                          Ann Manley
                                          Karl Mocharko
                                          Teri Lynn Moore
                                          Bob Nolte
                                          Rae Ann Rice
                                          Brian Ruffner
                                          Kyle D. Stewart
                                          Mary Ellen Tesla
                                          Nichlas S. Tripodes
                                          Mark Weiss

Secretary:                                G. Andrew Bonnewell

Treasurer:                                Thomas R. Donahue

Assistant Secretary:                      Jay S. Neuman

Assistant Treasurer:                      Denis McAuley, III

           The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue,
           Pittsburgh, Pennsylvania 15222-3779.  These individuals are also officers of a majority of the investment advisers to the
           investment companies in the Federated Fund Complex described in
           Part B of this Registration Statement.

Item 27.   Principal Underwriters:

      (a)  Federated Securities Corp., the Distributor for shares of the Registrant, acts as principal underwriter for the
           following open-end investment companies, including the
           Registrant:

                Cash Trust Series, Inc.; Cash Trust Series II;
                Federated Adjustable Rate Securities Fund; Federated
                American Leaders Fund, Inc.; Federated Core Trust;
                Federated Core Trust II, L.P.; Federated Equity
                Funds; Federated Equity Income Fund, Inc.; Federated
                Fixed Income Securities, Inc.; Federated GNMA Trust;
                Federated Government Income Securities, Inc.;
                Federated High Income Bond Fund, Inc.; Federated High
                Yield Trust; Federated Income Securities Trust;
                Federated Income Trust; Federated Index Trust;
                Federated Institutional Trust; Federated Insurance
                Series; Federated International Series, Inc.;
                Federated Investment Series Funds, Inc.; Federated
                Limited Duration Government Fund, Inc.; Federated
                Managed Allocation Portfolios; Federated Municipal
                Opportunities Fund, Inc.; Federated Municipal
                Securities Fund, Inc.; Federated Municipal Securities
                Income Trust; Federated Premier Intermediate
                Municipal Income Fund; Federated Premier Municipal
                Income Fund; Federated Short-Term Municipal Trust;
                Federated Stock and Bond Fund, Inc.; Federated Stock
                Trust; Federated Total Return Government Bond Fund;
                Federated Total Return Series, Inc.; Federated U.S.
                Government Bond Fund; Federated U.S. Government
                Securities Fund: 1-3 Years; Federated U.S. Government
                Securities Fund: 2-5 Years; Federated World
                Investment Series, Inc.; Intermediate Municipal
                Trust; Edward Jones Money Market Fund; Edward Jones
                Tax Free Money Market Fund; Money Market Obligations
                Trust; Regions Morgan Keegan Select Funds and
                SouthTrust Funds.

        (b)

        (1)                    (2)                    (3)
Positions and Offices                          Positions and Offices
  With Distributor             Name              With Registrant
_____________________     _________________    ______________________

Chairman:                 Richard B. Fisher    Vice Chairman

President-Institutional
Sales and Director:       John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:   Thomas R. Donahue

President-Broker/Dealer
And Director:             James F. Getz

Senior Vice Presidents:   Mark W. Bloss
                          Richard W. Boyd
                          Laura M. Deger
                          Peter W. Eisenbrandt
                          Theodore Fadool, Jr.
                          Christopher Fives
                          James S. Hamilton
                          James M. Heaton
                          H. Joseph Kennedy
                          Amy Michaliszyn
                          Keith Nixon
                          Solon A. Person, IV
                          Ronald M. Petnuch
                          Thomas E. Territ
                          Robert F. Tousignant
                          Paul Uhlman

Vice Presidents:          Irving Anderson
                          Dan Berry
                          John B. Bohnet
                          Edward R. Bozek
                          Jane E. Broeren-Lambesis
                          Brian Burke
                          Craig Burness
                          David J. Callahan
                          Mark Carroll
                          Dan Casey
                          Scott Charlton
                          Steven R. Cohen
                          Mary J. Combs
                          James Conely
                          R. Edmond Connell, Jr.
                          Kevin J. Crenny
                          Daniel T. Culbertson
                          G. Michael Cullen
                          Beth C. Dell
                          Robert J. Deuberry
                          Rick A. DiBernardo
                          Ron Dorman
                          William C. Doyle
                          Donald C. Edwards
                          Lee England
                          Timothy Franklin
                          Peter J. Germain
                          James F. Getz, Jr.
                          Joseph D. Gibbons
                          J. Todd Glickson
                          G. Tad Gullickson
                          Scott Gundersen
                          Dayna C. Haferkamp
                          Raymond J. Hanley
                          Vincent L. Harper, Jr.
                          Bruce E. Hastings
                          Teresa M. Johnson
                          Christopher L. Johnston
                          William Kastrell
                          Stephen Kittel
                          Michael W. Koenig
                          Ed Koontz
                          Christopher A. Layton
                          Michael H. Liss
                          Michael R. Manning
                          Martin J. McCaffrey
                          Mary A. McCaffrey
                          Richard C. Mihm
                          Chris Milliken
                          Vincent T. Morrow
                          Alec H. Neilly
                          Rebecca Nelson
                          James E. Ostrowski
                          Thomas A. Peter III
                          Raleigh Peters
                          Robert F. Phillips
                          Josh Rasmussen
                          Richard A. Recker
                          Christopher Renwick
                          Brian S. Ronayne
                          Timothy A. Rosewicz
                          Thomas S. Schinabeck
                          Edward J. Segura
                          Peter Siconolfi
                          Edward L. Smith
                          David W. Spears
                          John A. Staley
                          Colin B. Starks
                          Jeffrey A. Stewart
                          Kevin Stutz
                          William C. Tustin
                          Paul A. Uhlman
                          G. Walter Whalen
                          Stephen White
                          Patrick M. Wiethorn
                          Edward J. Wojnarowski
                          Michael P. Wolff

Assistant Vice Presidents:                     Lisa A. Toma
                          Robert W. Bauman
                          Charles L. Davis, Jr.
                          Beth C. Dell
                          John T. Glickson
                          Brian F. Paluso
                          William Rose

Treasurer:                Denis McAuley, III

Secretary:                Stephen A. Keen

Assistant Secretaries:    Thomas R. Donahue
                          Peter J. Germain

The business address of each of the Officers of Federated Securities
Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
Pennsylvania 15222-3779.

        (c)    Not applicable

Item 28.   Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant
      Reed Smith LLP
      Investment Management Group (IMG)
      Federated Investors Tower
      12th Floor
      1001 Liberty Avenue
      Pittsburgh, PA 15222-3779

(Notices should be sent to the Agent for Service at above address)

Federated Investors Funds
      5800 Corporate Drive
      Pittsburgh, PA 15237-7000

Federated Shareholder Services Company
("Transfer Agent and Dividend Disbursing Agent")
      P.O. Box 8600
      Boston, MA  02266-8600

Federated Services Company ("Administrator")
      Federated Investors Tower
      1001 Liberty Avenue
      Pittsburgh, PA 15222-3779

Federated Investment Management Company ("Adviser")
      Federated Investors Tower
      1001 Liberty Avenue
      Pittsburgh, PA 15222-3779

State Street Bank and Trust Company ("Custodian")
P.O. Box 8600
Boston, MA 02266-8600

Item 29.   Management Services:  Not applicable.

Item 30.   Undertakings:

Registrant hereby undertakes to comply with the provisions of Section
16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

                                 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, FEDERATED LIMITED DURATION
GOVERNMENT FUND, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this
Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and
Commonwealth of Pennsylvania, on the 28th day of April, 2004.

FEDERATED LIMITED DURATION GOVERNMENT FUND, INC.

      BY: /s/ Daniel M. Miller
      Daniel M. Miller, Assistant Secretary
      April 28, 2004

      Pursuant to the requirements of the Securities Act of 1933, this
Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                   TITLE             DATE

By:   /s/ Daniel M. MillerAttorney In Fact       April 28, 2004
      Daniel M. Miller    .....For the Persons
      ASSISTANT SECRETARY Listed Below

John F. Donahue*               Chairman and Director

J. Christopher Donahue*        President and Director
                               (Principal Executive Officer)

Richard B. Fisher*             Vice Chairman

Richard J. Thomas*             Treasurer
                               (Principal Financial Officer)

William D. Dawson, III*        Chief Investment Officer

Thomas G. Bigley*              Director

John T. Conroy, Jr.*           Director

Nicholas P. Constantakis*      Director

John F. Cunningham*            Director

Lawrence D. Ellis, M.D.*       Director

Peter E. Madden*               Director

Charles F. Mansfield*          Director

John E. Murray, Jr., J.D., S.J.D.*  Director

Marjorie P. Smuts*             Director

John S. Walsh*                 Director

*  By Power of Attorney